FINANCIAL INSTRUMENTS (Details 23) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 101,422
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 6,665
Proportion of guarantee	6.60%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,028
Proportion of guarantee	6.90%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 77,831
Proportion of guarantee	76.70%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 6,618
Proportion of guarantee	6.50%
Mortgages [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,772
Proportion of guarantee	1.80%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 108
Proportion of guarantee	0.10%
Promissory notes two [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,400
Proportion of guarantee	1.40%